Loss Per Share (Details)	6 Months Ended
	Mar. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2018 USD ($) $ / shares shares
Loss Per Share [Abstract]
Net income	$ 332,411	$ 160,644
Comprehensive income	332,411	160,644
Less: Cumulative dividend on Series A Preferred Shares	(1,285,245)	(658,125)
Net loss and comprehensive loss available to common shareholders	$ (952,834)	$ (497,481)
Weighted average number of common shares outstanding, basic and diluted (in shares) | shares	2,400,000	2,400,000
Loss per common share, basic and diluted (in dollars per share) | $ / shares	$ (0.40)	$ (0.21)
Multiplier increase in dividend rate for dividend arrearage	1.30